Cash Generated from Operations - Summary of Cash Flows from Operating Activities (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash Flows From Operating Activities [Line Items]
Interest income	₩ 271,925	₩ 273,460	₩ 270,571
Interest expenses	293,854	263,389	263,579
Gain loss valuation Of financial assets	44,833	(64,660)	(64,660)
BC Card Co Ltd [Member]
Disclosure Of Cash Flows From Operating Activities [Line Items]
Interest income	68,869	27,440	20,854
Interest expenses	27,060	5,458	1,456
Dividend income	2,299	₩ 1,340	₩ 2,059
KT Estate Inc [Member]
Disclosure Of Cash Flows From Operating Activities [Line Items]
Gains (losses) on disposals of investment properties	95,129
KT Investment Co Ltd [Member]
Disclosure Of Cash Flows From Operating Activities [Line Items]
Gain loss valuation Of financial assets	₩ 7,859